Recoverable indirect taxes, charges and contributions	12 Months Ended
Dec. 31, 2022
Recoverable Indirect Taxes Charges And Contributions
Recoverable indirect taxes, charges and contributions

8.       Recoverable indirect taxes, charges and contributions

	2022	2021

Recoverable indirect taxes, charges and contributions	1,367,610	1,259,932

ICMS (i)	1,323,604	1,216,912
Other	44,006	43,020

Current portion	(472,202)	(354,620)
Non-current portion	895,408	905,312

(i)	The amounts of recoverable ICMS (state VAT) are mainly comprised by:

(a) credits on the acquisition of property, plant and equipment directly related to the provision of telecommunication services (credits divided over 48 months).

(b) ICMS amounts paid under the tax substitution regime from goods acquired for resale, mainly mobile handsets, chips, tablets and modems sold by TIM.